Shareholder Fees	Mar. 31, 2024 USD ($)
Schwab Ariel ESG ETF | Schwab Ariel ESG ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0